SEGMENT INFORMATION (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues generated from each product
Total net revenues	$ 3,467,626	$ 2,960,627	$ 1,654,356
Solar power products
Revenues generated from each product
Total net revenues	2,303,287	1,550,386	1,143,247
Solar system kits
Revenues generated from each product
Total net revenues	93,406	104,215	149,768
Solar power projects
Revenues generated from each product
Total net revenues	557,995	891,920	292,024
EPC services and development services
Revenues generated from each product
Total net revenues	385,882	316,572	29,879
Electricity
Revenues generated from each product
Total net revenues	32,059	2,863	1,327
O&M services
Revenues generated from each product
Total net revenues	3,310	1,544	1,024
Others
Revenues generated from each product
Total net revenues	$ 91,687	$ 93,127	$ 37,087